American Century Investments®
Quarterly Portfolio Holdings
Multisector Income
December 31, 2025

Multisector Income Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 46.2%
Aerospace and Defense — 1.1%
Boeing Co., 5.71%, 5/1/40	110,000	112,387
Carpenter Technology Corp., 5.625%, 3/1/34(1)	100,000	101,698
Spirit AeroSystems, Inc., 4.60%, 6/15/28	425,000	425,799
TransDigm, Inc., 4.625%, 1/15/29	530,000	526,947
		1,166,831
Automobile Components — 0.4%
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	390,000	397,464
Automobiles — 0.5%
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	214,526
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	385,000	385,337
		599,863
Banks — 4.8%
Bank of Montreal, VRN, 7.70%, 5/26/84	525,000	557,788
Bank of Nova Scotia, VRN, 8.625%, 10/27/82	245,000	260,370
Bank of Nova Scotia, VRN, 8.00%, 1/27/84	170,000	182,749
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, VRN, 5.125%, 1/18/33(1)	415,000	408,225
Comerica, Inc., VRN, 5.98%, 1/30/30	295,000	307,801
Dresdner Funding Trust I, 8.15%, 6/30/31(1)	388,000	427,129
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	465,000	468,397
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	242,000	253,950
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	220,000	220,251
Intesa Sanpaolo SpA, 5.71%, 1/15/26(1)	505,000	505,252
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	283,000	270,157
Intesa Sanpaolo SpA, VRN, 4.95%, 6/1/42(1)	330,000	281,694
Toronto-Dominion Bank, VRN, 8.125%, 10/31/82	545,000	575,154
UWM Holdings LLC, 6.25%, 3/15/31(1)	91,000	90,899
Zions Bancorp NA, 3.25%, 10/29/29	595,000	560,818
		5,370,634
Biotechnology — 0.5%
Biocon Biologics Global PLC, 6.67%, 10/9/29(1)	290,000	292,567
Genmab AS/Genmab Finance LLC, 7.25%, 12/15/33(1)	200,000	210,250
		502,817
Broadline Retail — 0.4%
Wayfair LLC, 6.75%, 11/15/32(1)	400,000	411,700
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	211,000	210,541
Builders FirstSource, Inc., 4.25%, 2/1/32(1)	455,000	433,643
Standard Building Solutions, Inc., 6.50%, 8/15/32(1)	51,000	52,543
Standard Industries, Inc., 4.375%, 7/15/30(1)	119,000	114,881
		811,608
Capital Markets — 3.4%
Ares Strategic Income Fund, 5.70%, 3/15/28	106,000	107,484
Blackstone Private Credit Fund, 5.95%, 7/16/29	245,000	250,076
Blue Owl Capital Corp., 3.40%, 7/15/26	285,000	283,094
Blue Owl Capital Corp., 5.95%, 3/15/29(2)	177,000	178,677
Blue Owl Credit Income Corp., 7.75%, 1/15/29	420,000	444,578
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(1)	651,000	655,431
Blue Owl Technology Finance Corp., 6.75%, 4/4/29(2)	270,000	276,263

Golub Capital BDC, Inc., 7.05%, 12/5/28	293,000	309,308
Golub Capital Private Credit Fund, 5.45%, 8/15/28(1)	231,000	232,694
HPS Corporate Lending Fund, 4.90%, 9/11/28(1)	140,000	139,317
HPS Corporate Lending Fund, 6.25%, 9/30/29(2)	96,000	99,574
LPL Holdings, Inc., 5.15%, 6/15/30	105,000	107,135
North Haven Private Income Fund LLC, 5.125%, 9/25/28(1)(2)	288,000	287,560
S&P Global, Inc., 4.25%, 1/15/31(1)	392,000	392,025
		3,763,216
Chemicals — 0.8%
Braskem Netherlands Finance BV, 4.50%, 1/10/28(1)	280,000	115,369
Braskem Netherlands Finance BV, 4.50%, 1/31/30(1)	500,000	195,805
Celanese U.S. Holdings LLC, 7.00%, 2/15/31	385,000	394,415
Solstice Advanced Materials, Inc., 5.625%, 9/30/33(1)	205,000	206,930
		912,519
Commercial Services and Supplies — 0.2%
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	260,000	269,534
Construction and Engineering — 0.3%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	315,000	309,296
Construction Materials — 0.3%
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	270,000	282,145
Consumer Finance — 1.0%
Ally Financial, Inc., 8.00%, 11/1/31	173,000	196,614
Bread Financial Holdings, Inc., 6.75%, 5/15/31(1)	280,000	290,238
PRA Group, Inc., 8.875%, 1/31/30(1)	166,000	172,426
Stellantis Financial Services U.S. Corp., 4.95%, 9/15/28(1)	490,000	496,847
		1,156,125
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	140,000	141,651
Diversified REITs — 2.8%
American Assets Trust LP, 3.375%, 2/1/31	480,000	437,751
Brandywine Operating Partnership LP, 8.875%, 4/12/29	400,000	431,421
Global Net Lease, Inc., 4.50%, 9/30/28(1)	475,000	467,292
Kilroy Realty LP, 4.25%, 8/15/29	320,000	313,957
Kilroy Realty LP, 3.05%, 2/15/30	65,000	60,530
Kilroy Realty LP, 2.50%, 11/15/32	65,000	54,317
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	355,000	379,381
Piedmont Operating Partnership LP, 6.875%, 7/15/29	32,000	34,006
Piedmont Operating Partnership LP, 5.625%, 1/15/33	385,000	389,148
Trust 2401, 7.70%, 1/23/32(1)	416,000	460,587
Trust Fibra Uno, 4.87%, 1/15/30(1)	83,000	81,282
		3,109,672
Diversified Telecommunication Services — 1.0%
Frontier Communications Holdings LLC, 8.625%, 3/15/31(1)	724,000	764,191
Level 3 Financing, Inc., 7.00%, 3/31/34(1)	385,594	397,691
		1,161,882
Electric Utilities — 2.7%
Alliant Energy Corp., VRN, 5.75%, 4/1/56	437,000	436,835
American Electric Power Co., Inc., VRN, 5.80%, 3/15/56	193,000	191,689
American Electric Power Co., Inc., VRN, 6.05%, 3/15/56	435,000	427,611
Duke Energy Florida LLC, 4.20%, 12/1/30	115,000	115,222
Emera, Inc., Series 16-A, VRN, 6.75%, 6/15/76	374,000	377,266
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	382,000	382,859
Hawaiian Electric Co., Inc., 6.00%, 10/1/33(1)	338,000	342,869
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	264,499
RWE Finance U.S. LLC, 5.125%, 9/18/35(1)	151,000	150,210

Southern Co., Series B, VRN, 4.00%, 1/15/51	133,000	133,428
VoltaGrid LLC, 7.375%, 11/1/30(1)	225,000	223,027
		3,045,515
Energy Equipment and Services — 0.1%
Enerflex, Inc., 6.875%, 1/15/31(1)	90,000	92,065
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.76%, 3/15/27	373,000	368,804
Warnermedia Holdings, Inc., 5.05%, 3/15/42	481,000	339,706
		708,510
Financial Services — 2.4%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	269,917
Atlas Warehouse Lending Co. LP, 6.05%, 1/15/28(1)	120,000	123,871
Atlas Warehouse Lending Co. LP, 4.625%, 11/15/28(1)	250,000	251,025
Deutsche Bank AG, VRN, 4.47%, 12/10/31	340,000	338,917
Deutsche Bank AG, VRN, 4.875%, 12/1/32	544,000	546,495
Essent Group Ltd., 6.25%, 7/1/29	305,000	318,559
NMI Holdings, Inc., 6.00%, 8/15/29	305,000	316,203
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	241,000	254,275
Rocket Cos., Inc., 6.125%, 8/1/30(1)	105,000	108,597
Rocket Cos., Inc., 6.375%, 8/1/33(1)	90,000	93,948
		2,621,807
Food Products — 0.2%
MARB BondCo PLC, 3.95%, 1/29/31(1)	243,000	220,491
Gas Utilities — 0.4%
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(1)	200,000	198,405
Spire, Inc., VRN, 6.25%, 6/1/56	275,000	274,070
		472,475
Health Care Equipment and Supplies — 0.7%
Baxter International, Inc., 4.90%, 12/15/30	115,000	115,943
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 4/1/29(1)	590,000	610,657
		726,600
Health Care Providers and Services — 1.0%
Acadia Healthcare Co., Inc., 5.00%, 4/15/29(1)	395,000	380,780
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	355,000	316,504
CVS Health Corp., VRN, 7.00%, 3/10/55	152,000	159,554
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)	211,000	213,683
		1,070,521
Hotel & Resort REITs — 0.3%
Service Properties Trust, 0.00%, 9/30/27(1)(3)	416,000	376,073
Hotels, Restaurants and Leisure — 1.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	469,000	450,190
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	111,902
Carnival Corp., 6.125%, 2/15/33(1)	458,000	473,167
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	233,000	239,429
Royal Caribbean Cruises Ltd., 6.00%, 2/1/33(1)	100,000	102,784
		1,377,472
Household Durables — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	283,000	283,463
TopBuild Corp., 3.625%, 3/15/29(1)	285,000	276,268
		559,731
Independent Power and Renewable Electricity Producers — 0.5%
Greenko Wind Projects Mauritius Ltd., 7.25%, 9/27/28(1)	262,000	265,033
Saavi Energia SARL, 8.875%, 2/10/35(1)	310,000	336,598
		601,631

Insurance — 1.1%
Aspen Insurance Holdings Ltd., 5.75%, 7/1/30	290,000	302,564
Asurion LLC & Asurion Co-Issuer, Inc., 8.00%, 12/31/32(1)	140,000	145,338
F&G Annuities & Life, Inc., 6.50%, 6/4/29	71,000	74,068
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	280,000	275,887
Liberty Mutual Group, Inc., VRN, 4.125%, 12/15/51(1)	386,000	380,693
		1,178,550
Interactive Media and Services — 0.6%
Meta Platforms, Inc., 4.60%, 11/15/32	455,000	458,789
Meta Platforms, Inc., 4.875%, 11/15/35	170,000	169,838
		628,627
IT Services — 0.3%
CoreWeave, Inc., 9.25%, 6/1/30(1)	300,000	279,242
Machinery — 0.8%
Allison Transmission, Inc., 5.875%, 12/1/33(1)	380,000	385,724
Chart Industries, Inc., 7.50%, 1/1/30(1)	100,000	104,349
Chart Industries, Inc., 9.50%, 1/1/31(1)	184,000	195,434
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	230,000	241,495
		927,002
Marine Transportation — 0.1%
Yinson Bergenia Production BV, 8.50%, 1/31/45(1)	120,000	125,955
Media — 3.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	392,000	391,689
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)(2)	395,000	403,341
Cox Communications, Inc., 5.70%, 6/15/33(1)	177,000	178,615
Discovery Communications LLC, 3.95%, 3/20/28	207,000	198,813
Discovery Communications LLC, 4.125%, 5/15/29	285,000	275,646
Gray Media, Inc., 7.25%, 8/15/33(1)	265,000	270,944
Nexstar Media, Inc., 4.75%, 11/1/28(1)(2)	445,000	442,007
Paramount Global, 4.375%, 3/15/43	220,000	153,105
Paramount Global, VRN, 6.25%, 2/28/57	273,000	246,212
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	345,000	337,695
TEGNA, Inc., 4.625%, 3/15/28	330,000	326,837
Univision Communications, Inc., 7.375%, 6/30/30(1)	379,000	386,579
		3,611,483
Metals and Mining — 0.3%
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	109,000	115,067
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	236,000	245,653
		360,720
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	215,000	212,777
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	613,000	650,376
		863,153
Multi-Utilities — 1.1%
NiSource, Inc., 5.35%, 7/15/35	313,000	320,144
Sempra, VRN, 4.125%, 4/1/52	554,000	544,905
WEC Energy Group, Inc., VRN, 5.625%, 5/15/56	322,000	324,268
		1,189,317
Oil, Gas and Consumable Fuels — 4.1%
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	83,550
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	260,000	272,331
Ecopetrol SA, 7.75%, 2/1/32	211,000	217,417
Enbridge, Inc., VRN, 6.00%, 1/15/77	530,000	533,021
Expand Energy Corp., 6.75%, 4/15/29(1)	34,000	34,202
Expand Energy Corp., 5.375%, 3/15/30	200,000	202,756

Matador Resources Co., 6.50%, 4/15/32(1)	428,000	434,341
Ovintiv, Inc., 7.20%, 11/1/31	139,000	153,570
Ovintiv, Inc., 7.375%, 11/1/31	111,000	123,888
Ovintiv, Inc., 7.10%, 7/15/53	105,000	112,185
Petroleos Mexicanos, 5.95%, 1/28/31	835,000	808,670
PRIO Luxembourg Holding SARL, 6.75%, 10/15/30(1)	200,000	195,571
Repsol E&P Capital Markets U.S. LLC, 5.98%, 9/16/35(1)	206,000	210,179
Santos Finance Ltd., 5.75%, 11/13/35(1)	341,000	339,299
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(1)	250,000	237,875
Sunoco LP, 7.00%, 5/1/29(1)	258,000	269,236
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	335,000	341,340
		4,569,431
Passenger Airlines — 0.5%
American Airlines, Inc., 7.25%, 2/15/28(1)(2)	210,000	214,788
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	70	70
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	165,000	168,929
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)	155,000	156,292
		540,079
Personal Care Products — 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 5.60%, 1/15/31(1)	495,000	499,970
Pharmaceuticals — 0.6%
1261229 BC Ltd., 10.00%, 4/15/32(1)	250,000	260,192
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	200,000	193,617
Royalty Pharma PLC, 4.45%, 3/25/31	265,000	264,321
		718,130
Real Estate Management and Development — 0.6%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 4/15/30(1)	76,000	82,529
Arbor Realty SR, Inc., 8.50%, 12/15/28(1)	190,000	189,302
Forestar Group, Inc., 6.50%, 3/15/33(1)	405,000	413,371
		685,202
Semiconductors and Semiconductor Equipment — 0.1%
Foundry JV Holdco LLC, 5.50%, 1/25/31(1)	115,000	118,780
Software — 0.5%
Oracle Corp., 4.45%, 9/26/30	170,000	166,355
Oracle Corp., 4.80%, 9/26/32	425,000	410,421
		576,776
Specialized REITs — 0.5%
SBA Communications Corp., 3.125%, 2/1/29	528,000	505,507
Specialty Retail — 0.7%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	26,000	26,238
Advance Auto Parts, Inc., 7.375%, 8/1/33(1)(2)	370,000	371,732
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	390,000	397,367
		795,337
Trading Companies and Distributors — 0.4%
Herc Holdings, Inc., 7.25%, 6/15/33(1)	456,000	483,804
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 6.70%, 12/15/33	462,000	518,134
TOTAL CORPORATE BONDS (Cost $51,005,124)		51,415,047
ASSET-BACKED SECURITIES — 12.3%
ACM Auto Trust, Series 2025-2A, Class A, SEQ, 5.55%, 6/20/28(1)	339,549	339,650
ACM Auto Trust, Series 2025-4A, Class A, SEQ, 5.87%, 5/20/30(1)	257,000	257,752
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)	250,000	250,181
Aligned Data Centers Issuer LLC, Series 2023-1A, Class A2, SEQ, 6.00%, 8/17/48(1)	374,000	376,824
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)	159,207	153,159

CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	98,018
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		64,237	63,600
Centersquare Issuer LLC, Series 2025-3A, Class A2, SEQ, 5.00%, 8/25/55(1)		479,526	463,560
Cherry Securitization Trust, Series 2025-1A, Class B, 6.53%, 11/15/32(1)		486,000	494,103
CLI Funding VIII LLC, Series 2022-1A, Class B, 3.12%, 1/18/47(1)		402,133	368,912
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	200,000	143,080
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		425,000	417,863
Concord Music Royalties LLC, Series 2025-1A, Class A2, SEQ, 5.51%, 7/20/75(1)		343,000	345,961
Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, SEQ, 6.19%, 10/15/30(1)		247,220	248,211
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		200,000	195,449
DataBank Issuer LLC, Series 2023-1A, Class A2, SEQ, 5.12%, 2/25/53(1)		408,000	406,165
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	379,311
EDI ABS Issuer 1 LLC, Series 2025-1A, Class B, 4.55%, 7/25/55(1)		191,000	182,019
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		137,143	135,199
Flexential Issuer LLC, Series 2025-1A, Class A2, SEQ, 6.03%, 10/25/60(1)		313,000	312,169
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		102,956	102,050
GoodLeap Sustainable Home Solutions Trust, Series 2021-4GS, Class A, SEQ, 1.93%, 7/20/48(1)		164,224	135,265
GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, VRN, 5.47%, (30-day average SOFR plus 1.60%), 8/25/54(1)		198,567	199,135
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		110,323	113,550
JP Morgan Mortgage Trust, Series 2025-CES7, Class A1A, 5.06%, 4/25/56(1)		600,000	599,989
LMRK Issuer Co. 2 LLC, Series 2025-1A, Class A, SEQ, 5.52%, 9/15/55(1)		383,000	387,014
Luxury Lease Partners Auto Lease Trust, Series 2025-A, Class A, SEQ, 5.51%, 3/15/32(1)		243,000	242,982
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, SEQ, 5.76%, 12/22/64(1)		366,235	370,966
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, SEQ, 5.60%, 9/20/65(1)		187,085	188,842
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		43,106	42,748
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41%, 9/15/31(1)		326,000	327,793
Mosaic Solar Loan Trust, Series 2021-3A, Class B, 1.92%, 6/20/52(1)		415,883	318,373
Mosaic Solar Loan Trust, Series 2023-2A, Class A, SEQ, 5.36%, 9/22/53(1)		136,571	131,702
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 4.52%, (90-day average SOFR plus 0.44%), 3/22/32		37,786	37,571
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		400,000	251,417
NP SPE IX LP, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		57,170	56,647
PowerPay Issuance Trust, Series 2025-1A, Class A, SEQ, 5.23%, 11/18/41(1)		265,649	266,597
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)		76,598	77,802
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)		475,000	481,943
RCKT Trust, Series 2025-1A, Class D, 5.42%, 7/25/34(1)		179,000	180,003
Regional Management Issuance Trust, Series 2025-1, Class B, 5.53%, 4/17/34(1)		200,000	202,381
Research-Driven Pagaya Motor Asset Trust, Series 2025-4A, Class B, 5.50%, 4/25/34(1)		510,004	514,971
Scalelogix ABS U.S. Issuer LLC, Series 2025-1A, Class B, 6.16%, 7/25/55(1)		340,000	342,034
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		307,000	314,355
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		179,175	171,729
Subway Funding LLC, Series 2024-1A, Class A2I, SEQ, 6.03%, 7/30/54(1)		544,500	552,451
Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class B, 6.37%, 4/20/55(1)		374,037	382,978
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	246,546
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		275,000	284,915
Vertical Bridge CC LLC, Series 2025-1A, Class C, 7.45%, 8/16/55(1)		334,416	340,863
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)		217,037	219,850
TOTAL ASSET-BACKED SECURITIES (Cost $13,695,198)			13,716,648
COLLATERALIZED MORTGAGE OBLIGATIONS — 9.8%
Private Sponsor Collateralized Mortgage Obligations — 9.2%
Bravo Residential Funding Trust, Series 2025-NQM3, Class A1, 5.57%, 3/25/65(1)		147,763	149,129
BRAVO Trust, Series 2025-SR1, Class A1, SEQ, 3.00%, 3/25/45(1)		332,077	320,457
Chase Home Lending Mortgage Trust, Series 2024-2, Class A6A, SEQ, VRN, 6.00%, 2/25/55(1)		261,908	263,676
Chase Home Lending Mortgage Trust, Series 2024-6, Class A9A, VRN, 6.00%, 5/25/55(1)		149,706	151,843

Chase Home Lending Mortgage Trust, Series 2024-7, Class A4, VRN, 6.00%, 6/25/55(1)	301,646	303,569
Chase Home Lending Mortgage Trust, Series 2024-9, Class A4, VRN, 5.50%, 9/25/55(1)	182,105	182,428
Chase Home Lending Mortgage Trust, Series 2024-9, Class A6, SEQ, VRN, 5.50%, 9/25/55(1)	51,169	51,141
Citigroup Mortgage Loan Trust, Series 2024-CMI1, Class A11, VRN, 5.50%, 6/25/54(1)	287,817	289,081
Citigroup Mortgage Loan Trust, Series 2025-2, Class A10, VRN, 6.00%, 2/25/55(1)	443,888	450,198
COLT Mortgage Loan Trust, Series 2024-4, Class A2, 6.20%, 7/25/69(1)	247,824	250,586
Cross Mortgage Trust, Series 2025-H5, Class A1, VRN, 5.51%, 7/25/70(1)	564,530	569,692
EFMT, Series 2024-CES1, Class A2, 5.80%, 1/26/60(1)	228,000	231,001
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	56,322	50,589
GCAT Trust, Series 2024-INV3, Class A6, SEQ, VRN, 5.50%, 9/25/54(1)	147,595	148,719
HOMES Trust, Series 2025-NQM3, Class A1, VRN, 5.63%, 2/25/70(1)	653,652	660,421
JP Morgan Mortgage Trust, Series 2023-6, Class A4, SEQ, VRN, 6.00%, 12/26/53(1)	207,758	210,480
JP Morgan Mortgage Trust, Series 2023-7, Class A4A, SEQ, VRN, 5.50%, 2/25/54(1)	530,993	534,110
JP Morgan Mortgage Trust, Series 2023-8, Class A4, SEQ, VRN, 6.00%, 2/25/54(1)	369,410	373,673
JP Morgan Mortgage Trust, Series 2024-1, Class A4, SEQ, VRN, 6.00%, 6/25/54(1)	197,960	199,120
JP Morgan Mortgage Trust, Series 2024-10, Class A4, VRN, 5.50%, 3/25/55(1)	177,560	178,408
JP Morgan Mortgage Trust, Series 2024-10, Class A6, SEQ, VRN, 5.50%, 3/25/55(1)	153,657	153,947
JP Morgan Mortgage Trust, Series 2024-6, Class A6, SEQ, VRN, 6.00%, 12/25/54(1)	55,754	55,800
JP Morgan Mortgage Trust, Series 2024-INV1, Class A4, SEQ, VRN, 6.00%, 4/25/55(1)	175,860	178,647
JP Morgan Mortgage Trust, Series 2025-11, Class A4, SEQ, VRN, 5.50%, 5/25/56(1)	418,000	420,267
JP Morgan Mortgage Trust, Series 2025-5MPR, Class A3, 6.16%, 11/25/55(1)	306,366	309,711
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)	152,264	154,430
OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	205,915	208,392
PMT Loan Trust, Series 2025-J3, Class A8, VRN, 5.50%, 11/27/56(1)	521,099	524,435
PMT Loan Trust, Series 2025-J5, Class A5, VRN, 5.50%, 1/25/57(1)	425,000	426,499
Provident Funding Mortgage Trust, Series 2024-1, Class A3, VRN, 5.50%, 12/25/54(1)	433,499	436,071
Rate Mortgage Trust, Series 2024-J3, Class A8, SEQ, VRN, 5.50%, 10/25/54(1)	55,270	55,385
Sequoia Mortgage Trust, Series 2024-10, Class A11, VRN, 5.50%, 11/25/54(1)	68,054	68,158
Sequoia Mortgage Trust, Series 2024-10, Class A5, SEQ, VRN, 5.50%, 11/25/54(1)	114,998	115,579
Sequoia Mortgage Trust, Series 2025-12, Class A4, SEQ, VRN, 5.50%, 12/25/55(1)	617,610	620,802
Sequoia Mortgage Trust, Series 2025-6, Class A5, SEQ, VRN, 5.50%, 7/25/55(1)	305,359	307,950
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 7.27%, (30-day average SOFR plus 3.40%), 11/25/33(1)	119,111	120,052
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	284,036
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	235,339	238,345
		10,246,827
U.S. Government Agency Collateralized Mortgage Obligations — 0.6%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 6.82%, (30-day average SOFR plus 2.95%), 6/25/42(1)	80,654	82,189
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.02%, (30-day average SOFR plus 2.15%), 9/25/42(1)	32,914	33,088
FHLMC, Series 2023-HQA2, Class M1A, VRN, 5.87%, (30-day average SOFR plus 2.00%), 6/25/43(1)	28,223	28,271
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	246,505	42,475
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	165,688	24,875
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	2,235,761	286,077
FNMA, Series 2023-R05, Class 1M1, VRN, 5.77%, (30-day average SOFR plus 1.90%), 6/25/43(1)	128,784	129,828
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	169,320	23,405
		650,208
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,784,834)		10,897,035
CONVERTIBLE PREFERRED SECURITIES — 8.5%
Banks — 7.8%
Australia & New Zealand Banking Group Ltd., 6.75%(1)(2)	197,000	200,213
Banco Bilbao Vizcaya Argentaria SA, 6.125%	600,000	607,208
Banco Davivienda SA, 6.65%(1)	160,000	151,972
Banco Mercantil del Norte SA, 5.875%(1)	275,000	274,371
Banco Santander SA, 4.75%	600,000	599,714
Barclays PLC, 8.00%	523,000	560,189

BNP Paribas SA, 8.50%(1)	705,000	750,059
Danske Bank AS, 4.375%	655,000	654,653
HSBC Holdings PLC, 6.00%	350,000	354,102
HSBC Holdings PLC, 6.875%	200,000	207,604
ING Groep NV, 5.75%	280,000	281,540
ING Groep NV, 7.50%	400,000	417,121
Lloyds Banking Group PLC, 6.75%	589,000	595,636
Nordea Bank Abp, 6.625%(1)	635,000	642,786
Skandinaviska Enskilda Banken AB, 6.875%	600,000	616,067
Societe Generale SA, 9.375%(1)	500,000	534,481
Standard Chartered PLC, 7.75%(1)	202,000	210,443
Svenska Handelsbanken AB, 4.375%	400,000	396,696
Swedbank AB, VRN, 7.625%	600,000	629,028
		8,683,883
Capital Markets — 0.7%
UBS Group AG, 9.25%(1)	735,000	808,646
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $9,341,208)		9,492,529
U.S. TREASURY SECURITIES — 6.4%
U.S. Treasury Bonds, 4.625%, 11/15/55	400,000	385,437
U.S. Treasury Notes, 4.625%, 9/15/26(4)	300,000	302,211
U.S. Treasury Notes, 3.875%, 6/15/28(4)	1,400,000	1,412,223
U.S. Treasury Notes, 3.625%, 8/31/30	1,400,000	1,395,270
U.S. Treasury Notes, 4.875%, 10/31/30(4)	400,000	420,266
U.S. Treasury Notes, 3.50%, 11/30/30	3,200,000	3,168,250
TOTAL U.S. TREASURY SECURITIES (Cost $7,069,273)		7,083,657
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.7%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	82,000	68,187
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	377,917
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 6.02%, (1-month SOFR plus 2.27%), 11/15/34(1)(5)(6)	172,000	2,256
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 6.71%, (1-month SOFR plus 2.96%), 11/15/34(1)(5)(6)	183,000	1,188
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	70,142
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.10%, 7/15/51(1)	128,000	102,248
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	88,000	58,922
Benchmark Mortgage Trust, Series 2024-V8, Class D, 4.00%, 7/15/57(1)	440,000	394,242
BPR Commercial Mortgage Trust, Series 2025-STAR, Class B, VRN, 5.38%, 11/5/42(1)	394,000	396,136
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	350,000	326,845
BX Trust, Series 2025-ARIA, Class B, VRN, 5.18%, 12/13/42(1)	505,000	509,007
BXP Trust, Series 2017-CC, Class D, VRN, 3.55%, 8/13/37(1)	180,000	147,117
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 5.37%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	233,234
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	139,497
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	154,217
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.26%, (1-month SOFR plus 1.51%), 3/15/38(1)	196,000	194,940
LQR Trust, Series 2025-CALI, Class C, VRN, 5.98%, (1-month SOFR plus 2.25%), 1/15/43	432,000	433,048
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	78,000	66,137
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.67%, 12/10/34(1)	120,000	121,435
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.14%, 12/15/51(1)	66,000	60,616
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M1, VRN, 5.94%, 12/25/55(1)	241,727	242,666
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	49,080
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,445,171)		4,149,077
PREFERRED SECURITIES — 3.2%
Banks — 1.4%
Bank of America Corp., 4.375%	245,000	242,536

Citigroup, Inc., 3.875%	508,000	508,116
Citigroup, Inc., 6.25%	375,000	375,639
JPMorgan Chase & Co., 3.65%	172,000	171,137
KeyCorp, 5.00%	275,000	273,909
		1,571,337
Capital Markets — 0.4%
Charles Schwab Corp., 4.00%	484,000	481,340
Electric Utilities — 0.3%
NRG Energy, Inc., 10.25%(1)	297,000	324,583
Oil, Gas and Consumable Fuels — 0.9%
Energy Transfer LP, 6.50%	525,000	529,530
Sunoco LP, 7.875%(1)	232,000	238,505
Venture Global LNG, Inc., 9.00%(1)	270,000	213,425
		981,460
Trading Companies and Distributors — 0.2%
Air Lease Corp., 4.65%	270,000	268,227
TOTAL PREFERRED SECURITIES (Cost $3,650,755)		3,626,947
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 2.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 2.7%
FHLMC, 5.50%, 4/1/54	1,044,289	1,067,312
FNMA, 5.50%, 5/1/53	1,258,034	1,276,921
FNMA, 6.00%, 9/1/53	681,920	709,339
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,978,483)		3,053,572
COLLATERALIZED LOAN OBLIGATIONS — 1.6%
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 5.21%, (1-month SOFR plus 1.46%), 11/15/36(1)	111,370	111,426
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 6.01%, (1-month SOFR plus 2.26%), 9/15/35(1)	157,963	158,092
CIFC Funding Ltd., Series 2018-1A, Class CR, VRN, 5.68%, (3-month SOFR plus 1.80%), 1/18/38(1)	275,000	275,895
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 5.81%, (3-month SOFR plus 1.96%), 11/15/28(1)	230,128	230,836
Magnetite XLI Ltd., Series 2024-41A, Class C, VRN, 5.64%, (3-month SOFR plus 1.78%), 1/25/38(1)	250,000	250,872
Magnetite XXVIII Ltd., Series 2020-28A, Class CRR, VRN, 5.65%, (3-month SOFR plus 1.75%), 1/15/38(1)	250,000	250,673
Sixth Street CLO VIII Ltd., Series 2017-8A, Class BR2, VRN, 5.68%, (3-month SOFR plus 1.80%), 10/20/34(1)	475,000	475,950
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $1,742,065)		1,753,744
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Argentina — 0.4%
Ciudad Autonoma De Buenos Aires/Government Bonds, 7.80%, 11/26/33(1)	400,000	406,400
Brazil — 0.4%
Brazil Government International Bonds, 6.625%, 3/15/35	448,000	462,313
Colombia — 0.2%
Colombia Government International Bonds, 7.75%, 11/7/36	200,000	208,830
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,054,451)		1,077,543
EXCHANGE-TRADED FUNDS — 0.7%
State Street SPDR Bloomberg Convertible Securities ETF (Cost $806,298)	9,058	807,974
MUNICIPAL SECURITIES — 0.4%
Florida Local Government Finance Commission Rev., (Ponte Vedra Pine Co. LLC Obligated Group), 6.75%, 11/15/30 (1) (Cost $445,000)	445,000	446,948
BANK LOAN OBLIGATIONS(7) — 0.4%
Passenger Airlines — 0.4%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.00%, (6-month SOFR plus 2.25%), 2/15/28 (Cost $392,565)	397,700	399,233

SHORT-TERM INVESTMENTS — 5.0%
Money Market Funds — 2.3%
State Street Navigator Securities Lending Government Money Market Portfolio(8)	2,578,405	2,578,405
Repurchase Agreements — 2.7%
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.625%, 10/15/27, valued at $2,996,868), at 3.82%, dated 12/31/25, due 1/2/26 (Delivery value $2,938,624)		2,938,000
TOTAL SHORT-TERM INVESTMENTS (Cost $5,516,405)		5,516,405
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $112,926,830)		113,436,359
OTHER ASSETS AND LIABILITIES — (1.9)%		(2,063,963)
TOTAL NET ASSETS — 100.0%		$111,372,396

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	143,664	CAD	196,910	Morgan Stanley & Co. LLC	3/18/26	$(266)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	10	March 2026	$1,093,047	$(1,832)
U.S. Treasury 10-Year Notes	131	March 2026	14,729,312	(58,142)
U.S. Treasury 10-Year Ultra Notes	134	March 2026	15,412,094	(118,035)
U.S. Treasury Long Bonds	9	March 2026	1,040,344	(11,970)
U.S. Treasury Ultra Bonds	13	March 2026	1,534,000	(4,619)
			$33,808,797	$(194,598)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $65,746,033, which represented 59.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,483,105. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $742,302.
(5)Security is in default.
(6)Non-income producing.
(7)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,578,405.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$51,415,047	—
Asset-Backed Securities	—	13,716,648	—
Collateralized Mortgage Obligations	—	10,897,035	—
Convertible Preferred Securities	—	9,492,529	—
U.S. Treasury Securities	—	7,083,657	—
Commercial Mortgage-Backed Securities	—	4,149,077	—
Preferred Securities	—	3,626,947	—
U.S. Government Agency Mortgage-Backed Securities	—	3,053,572	—
Collateralized Loan Obligations	—	1,753,744	—
Sovereign Governments and Agencies	—	1,077,543	—
Exchange-Traded Funds	$807,974	—	—
Municipal Securities	—	446,948	—
Bank Loan Obligations	—	399,233	—
Short-Term Investments	2,578,405	2,938,000	—
	$3,386,379	$110,049,980	—

Liabilities
Other Financial Instruments
Futures Contracts	$194,598	—	—
Forward Foreign Currency Exchange Contracts	—	$266	—
	$194,598	$266	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.